Condensed Consolidated Statements of Operations (Unaudited) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Jan. 31, 2012	Jan. 31, 2011
Revenues:
Sale of homes	$ 252,330	$ 235,885
Land sales and other revenues	10,579	9,588
Total homebuilding	262,909	245,473
Financial services	6,690	7,094
Total revenues	269,599	252,567
Expenses:
Cost of sales, excluding interest	217,427	201,430
Cost of sales interest	12,476	15,626
Inventory impairment loss and land option write-offs	3,325	13,525
Total cost of sales	233,228	230,581
Selling, general and administrative	33,254	40,207
Total homebuilding expenses	266,482	270,788
Financial services	5,177	5,470
Corporate general and administrative	12,784	15,008
Other interest	21,995	23,985
Other operations	5,398	887
Total expenses	311,836	316,138
Gain on extinguishment of debt	24,698
Loss from unconsolidated joint ventures	(23)	(992)
Loss before income taxes	(17,562)	(64,563)
State and federal income tax provision (benefit):
State	633	665
Federal	70	(1,086)
Total income taxes	703	(421)
Net loss	$ (18,265)	$ (64,142)
Basic:
Loss per common share (in Dollars per share)	$ (0.17)	$ (0.82)
Weighted-average number of common shares outstanding (in Shares)	108,735	78,598
Assuming dilution:
Loss per common share (in Dollars per share)	$ (0.17)	$ (0.82)
Weighted-average number of common shares outstanding (in Shares)	108,735	78,598